ORGANIZATION	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
NOTE 1 – ORGANIZATION

Description of Business

ICTS International N.V. (“ICTS”) was registered at the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as “ICTS” or the "Company") operate in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other services to airlines and airport authorities, predominantly in Europe and the United States of America. The technology segment is predominantly involved in the development and sale of authentication security software to financial and other institutions, predominantly in the United States of America and Europe.

Liquidity and Financial Condition

Accounting Standard Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern requires a Company’s management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances, as following:

As of December 31, 2018, and 2017, the Company has a working capital (deficit) of $(7,839) and $2,785 and shareholders deficit of $(34,856) and $(26,742), respectively. During the years ended December 31, 2018, 2017 and 2016, the Company incurred income (loss) from continuing operations of $(11,064), $5,865 and $2,342, respectively.

The year ended December 31, 2018 was materially affected by a one-time loss regarding the contract termination of Procheck International B.V. (“Procheck”). Procheck was advised by its only customer that its contract would not be renewed and will end on December 31, 2018, following a change in the governmental security concept in the Netherlands. Procheck incurred in total during the year ended December 31, 2018, expenses of approximately €8,060 ($9,513) regarding the contract termination and a goodwill impairment of $314 was recognized.

The Company’s business plan projects income from operations and compliance with all financial covenants. Management believes that this plan is achievable and that they will continue to generate positive cash flows from operations. Management also believes that it will receive continued support from their lenders in financing operations These can be no assurance that management will be successful in achieving its business plan.